Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenue	$ 655,017	$ 596,169	$ 1,916,752	$ 1,766,016
Ireland
Segment Reporting Information [Line Items]
Revenue	270,709	231,718	765,939	695,382
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	91,292	94,622	283,024	246,101
U.S.
Segment Reporting Information [Line Items]
Revenue	227,279	213,202	674,150	666,222
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 65,737	$ 56,627	$ 193,639	$ 158,311